Financial Assets and Financial Liabilities - Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IAS39 (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Minimum percentage of unused balance of virtual credits required to be secured as a certain amount of money under the Japanese Payment Services Act	50.00%
Other financial assets, non-current	¥ 32,084	¥ 35,715
Credit guarantee contracts with banks for compliance with the Japanese Payment Services Act	¥ 12,500	¥ 10,100
Guarantee fee rate for credit guarantee contracts with banks	0.10%	0.10%
Loss on impairment of available-for-sale financial assets	¥ 1,761	¥ 293	¥ 1,790
Gain on available-for-sale financial assets	¥ 751
Weighted average [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average interest rate	0.10%	0.10%
Held-to-maturity investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	¥ 280	¥ 280
Held-to-maturity investments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	280	280
Loans and receivables [member] | Cash and cash equivalents [member] | Guarantee deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits made under requirements of the Japanese Payment Services Act	¥ 635	¥ 3,445